Supplementary Financial Statement Information (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Payroll and related expenses	$ 705	$ 658	$ 824
Professional services	509	568	431
Depreciation	75	96	116
Other	475	937	538
Net, general and administrative expenses	$ 1,764	$ 2,259	$ 1,909